JPMORGAN TRUST II

270 PARK AVENUE

NEW YORK, NEW YORK 10017

May 9, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust II (the “Trust”), on behalf of the
Limited Duration Bond Fund (the “Fund”)
File Nos. 2-95973 and 811-4236

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940 (“1940 Act”), exhibits containing interactive data format risk/return summary information for the Fund’s Class R6 Shares. These exhibits contain the amended risk/return summary information in the prospectus for the Fund dated July 1, 2011. The purpose of this filing is to submit the XBRL information from the Rule 497 filing dated May 2, 2012 for the Fund.

Please contact the undersigned at 614-248-5749 if you have any questions concerning this filing.

Very truly yours,

/s/ Jessica Ditullio

Jessica Ditullio

Assistant Secretary

cc: Vincent Di Stefano

Exhibit Index

Exhibit Number	Description

EX-101.INS XBRL	Instance Document
EX-101.SCH XBRL	Taxonomy Extension Schema Document
EX-101.CAL XBRL	Taxonomy Extension Calculation Linkbase
EX-101.DEF XBRL	Taxonomy Extension Definition Linkbase
EX-101.LAB XBRL	Taxonomy Extension Labels Linkbase
EX-101.PRE XBRL	Taxonomy Extension Presentation Linkbase